Stock-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award non vested options outstanding					22,874,390
Enjoy Technology [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award non vested options outstanding	27,458,661		27,458,661		22,874,690	21,628,240	17,467,312
Share based compensation by share based award number of shares available for grant	1,857,870		1,857,870		12,845,397	4,354,889
Share based compensation by share based award weighted average grant date fair value of options granted			$ 1.69	$ 0.42	$ 0.42	$ 0.41
Share based compensation by share based award intrinsic value of options excercised during the period	$ 1,200,000	$ 100,000	$ 9,500	$ 400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	10,231,800		4,229,800	10,331,400
Enjoy Technology [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award non vested options outstanding	30,365,648		30,365,648
Share based arrangement non vested award options costs not yet recognized amount	$ 16,000,000.0	$ 4,200,000	$ 16,000,000.0	$ 4,200,000	$ 3,700,000	$ 4,300,000
Share based payment award non vested cost not yet recognized recognition period			2 years 9 months 18 days	3 years 1 month 6 days	2 years 6 months	3 years 3 months 18 days
Enjoy Technology [Member] | Restricted Stock Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
unrecognized stock-based compensation expense related to Equity statements othee than Stock options	10,000,000.0		$ 10,000,000.0
stock-based compensation expense	$ 158,000	$ 0	$ 158,000	$ 0
Enjoy Technology [Member] | Share-based Payment Arrangement, Tranche One [Member] | Restricted Stock Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage			75.00%
Enjoy Technology [Member] | Share Based Compensation Award Remaining Tranche [Member] | Restricted Stock Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage			25.00%
Enjoy Technology [Member] | Incentive Stock Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award intrinsic value of options excercised during the period					$ 1,000,000.0	$ 900,000
Enjoy Technology [Member] | 2014 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value			100.00%
Share based compensation by share based payment award vesting rights percentage			25.00%
Share based compensation by share based payment award vesting period			4 years		4 years
Share based compensation by share based award exercise period			90 days		90 days
Share based compensation by share based payment award expiration period			10 years		10 years
Enjoy Technology [Member] | 2014 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage			25.00%		25.00%
Enjoy Technology [Member] | 2014 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value			110.00%		110.00%
Enjoy Technology [Member] | 2014 Equity Incentive Plan [Member] | Share Based Compensation Remaining Three Tranches Twenty Five Percent Each To Be Vested In Monthly Instalments [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage			25.00%		25.00%
Enjoy Technology [Member] | 2014 Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value			100.00%		100.00%